Investments (Tables)	12 Months Ended
Mar. 31, 2014
Held for Trading
Portfolio of Trading Securities or Held for Trading Securities Amortized Cost Fair Value

The portfolio of trading securities as of March 31, 2013 and March 31, 2014 was as follows:

	As of March 31, 2013
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	63,468.6	Rs.	134.7	Rs.	58.5	Rs.	63,544.8
Other corporate/financial institution securities		13,856.2		11.7		59.1		13,808.8

Total debt securities		77,324.8		146.4		117.6		77,353.6
Other securities-mutual fund units		10,029.9		0		0		10,029.9

Total	Rs.	87,354.7	Rs.	146.4	Rs.	117.6	Rs.	87,383.5

	As of March 31, 2014
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	56,409.0	Rs.	3.5	Rs.	191.1	Rs.	56,221.4
Other corporate/financial institution securities		8,874.2		11.7		55.2		8,830.7

Total debt securities	Rs.	65,283.2	Rs.	15.2	Rs.	246.3	Rs.	65,052.1
Equity securities		25.2		0.7		0.1		25.8

Total	Rs.	65,308.4	Rs.	15.9	Rs.	246.4	Rs.	65,077.9

Total	US$	1,088.4	US$	0.3	US$	4.1	US$	1,084.6

Available-for-Sale Securities
Available for Sale Securities Amortized Cost and Fair Value

The portfolio of available for sale securities as of March 31, 2013 and March 31, 2014 was as follows:

	As of March 31, 2013
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	924,701.5	Rs.	2,664.7	Rs.	3,538.9	Rs.	923,827.3
State government securities		234.0		0.9		0.2		234.7
Credit substitutes (see note 8)		46,596.4		53.3		27.1		46,622.6
Other corporate/financial institution bonds		3,655.6		62.3		0.1		3,717.8
Certificate of Deposit		18,763.1		66.0		0		18,829.1

Debt securities, other than asset and mortgage-backed securities		993,950.6		2,847.2		3,566.3		993,231.5
Mortgage-backed securities		2,353.3		126.2		4.5		2,475.0
Asset-backed securities		5,127.5		142.9		141.7		5,128.7
Other securities (including mutual fund units)		16,356.6		879.7		0		17,236.3

Total	Rs.	1,017,788.0	Rs.	3,996.0	Rs.	3,712.5	Rs.	1,018,071.5

Securities with gross unrealized losses							Rs.	687,522.0
Securities with gross unrealized gains								330,549.5

							Rs.	1,018,071.5

	As of March 31, 2014
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	839,248.3	Rs.	919.1	Rs.	19,762.5	Rs.	820,404.9
State government securities		161.8		0		0.9		160.9
Credit substitutes (see note 8)		65,001.6		177.0		31.5		65,147.1
Other corporate/financial institution bonds		4,979.2		61.8		1.3		5,039.7
Certificate of Deposit		921.3		6.0		0		927.3

Debt securities, other than asset and mortgage-backed securities		910,312.2		1,163.9		19,796.2		891,679.9
Mortgage-backed securities		1,743.2		91.5		0.3		1,834.4
Asset-backed securities		14,442.1		211.2		409.9		14,243.4
Other securities (including mutual fund units)		787.4		283.2		4.0		1,066.6

Total	Rs.	927,284.9	Rs.	1,749.8	Rs.	20,210.4	Rs.	908,824.3

Total	US$	15,454.7	US$	29.2	US$	336.8	US$	15,147.1

Securities with gross unrealized losses							Rs.	699,169.1
Securities with gross unrealized gains								209,655.2

							Rs.	908,824.3

							US$	15,147.1

Unrealized loss position investments

The gross unrealized losses and fair value of available for sale securities at March 31, 2013 was as follows:

	As of March 31, 2013
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)
Government of India securities	Rs.	282,968.1	Rs.	274.5	Rs.	372,054.9	Rs.	3,264.4	Rs.	655,023.0	Rs.	3,538.9
State government securities		0		0		41.6		0.2		41.6		0.2
Credit substitutes (see note 8)		27,280.8		26.3		532.4		0.8		27,813.2		27.1
Other corporate/financial institution bonds		9.7		0.1		0		0		9.7		0.1

Debt securities, other than asset and mortgage-backed securities		310,258.6		300.9		372,628.9		3,265.4		682,887.5		3,566.3
Mortgage-backed securities		176.1		4.5		0		0		176.1		4.5
Asset-backed securities		4,458.4		141.7		0		0		4,458.4		141.7

Total	Rs.	314,893.1	Rs.	447.1	Rs.	372,628.9	Rs.	3,265.4	Rs.	687,522.0	Rs.	3,712.5

The gross unrealized losses and fair value of available for sale securities at March 31, 2014 was as follows:

	As of March 31, 2014
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)
Government of India securities	Rs.	363,301.9	Rs.	11,340.9	Rs.	303,851.6	Rs.	8,421.6	Rs.	667,153.5	Rs.	19,762.5
State government securities		123.8		0.7		37.1		0.2		160.9		0.9
Credit substitutes (see note 8)		18,666.2		31.3		266.4		0.2		18,932.6		31.5
Other corporate/financial institution bonds		310.1		1.2		9.7		0.1		319.8		1.3

Debt securities, other than asset and mortgage-backed securities		382,402.0		11,374.1		304,164.8		8,422.1		686,566.8		19,796.2
Mortgage-backed securities		133.0		0.3		0		0		133.0		0.3
Asset-backed securities		12,468.3		409.9		0		0		12,468.3		409.9
Equity securities		1.0		4.0		0		0		1.0		4.0

Total	Rs.	395,004.3	Rs.	11,788.3	Rs.	304,164.8	Rs.	8,422.1	Rs.	699,169.1	Rs.	20,210.4

Total	US$	6,583.4	US$	196.4	US$	5,069.4	US$	140.4	US$	11,652.8	US$	336.8

Realized Investment Gains Losses Net

Gross realized gains and gross realized losses from sales of available for sale securities and dividends and interest on such securities are set out below:

	Fiscal year ended March 31,
	2012		2013		2014		2014
	(In millions)
Gross realized gains on sale	Rs.	87.4	Rs.	2,263.6	Rs.	2,378.8	US$	39.7
Gross realized losses on sale		(1,402.5)		(35.8)		(623.1)		(10.4)

Realized gains (losses), net		(1,315.1)		2,227.8		1,755.7		29.3
Dividends and interest		56,621.0		66,554.2		77,497.1		1,291.6

Total	Rs.	55,305.9	Rs.	68,782.0	Rs.	79,252.8	US$	1,320.9

Available-for-Sale Securities | Debt securities, other than asset and mortgage-backed securities
Investments Classified by Contractual Maturity Date

The contractual residual maturity of available for sale debt securities other than asset and mortgage-backed securities as of March 31, 2014 is set out below:

	As of March 31, 2014
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	188,792.2	Rs.	188,629.4	US$	3,143.8
Over one year through five years		378,302.4		372,068.0		6,201.1
Over five years through ten years		227,761.2		217,195.5		3,619.9
Over ten years		115,456.4		113,787.0		1,896.5

Total	Rs.	910,312.2	Rs.	891,679.9	US$	14,861.3

Available-for-Sale Securities | Asset and Mortgage Backed Securities
Investments Classified by Contractual Maturity Date

The contractual residual maturity of available for sale mortgage-backed and asset-backed securities as of March 31, 2014 is set out below:

	As of March 31, 2014
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	7,276.7	Rs.	7,144.5	US$	119.1
Over one year through five years		7,823.5		7,627.7		127.1
Over five years through ten years		434.8		446.8		7.4
Over ten years		650.3		858.8		14.3

Total	Rs.	16,185.3	Rs.	16,077.8	US$	267.9